Cover	Apr. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43245
Entity Registrant Name	The Elmet Group Co.
Entity Central Index Key	0002101698
Entity Tax Identification Number	33-1881598
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Portland Fish Pier
Entity Address, Address Line Two	Suite 214
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	207
Local Phone Number	518-6791
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ELMT
Security Exchange Name	NASDAQ